Concentration of Risk and Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Balance at beginning of period	$ 39	$ 129	$ 410
Provision	0	0	87
Reversal of provision	0	(87)	(116)
Write-off of provision	(32)	(3)	(252)
Balance at end of period	$ 7	$ 39	$ 129